Revenue Recognition (Tables)	3 Months Ended
Mar. 31, 2019
Revenue Recognition [Abstract]
Schedule of Disaggregation of Revenues

The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three months ended March 31, 2019 and 2018:

	March 31,
	2019	2018
	(U.S. $ in thousands)
Americas
Products	$58,054	$50,244
Service	38,444	37,670
Total Americas	96,498	87,914

EMEA
Products	28,085	31,981
Service	6,698	6,990
Total EMEA	34,783	38,971

Asia Pacific
Products	18,952	21,692
Service	5,067	5,256
Total Asia Pacific	24,019	26,948

Total Revenues	$155,300	$153,833

The following table presents the Company’s revenues disaggregated based on the timing of revenue recognized for the three months ended March 31, 2019 and 2018:

	March 31,
	2019	2018
	(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$105,091	$103,917
Services	31,435	30,882
Total revenues recognized in point in time	136,526	134,799

Revenues recognized over time from:
Services	18,774	19,034
Total revenues recognized over time	18,774	19,034

Total Revenues	$155,300	$153,833

Schedule of Changes in Deferred Revenue

The Company's deferred revenues as of March 31, 2019 and December 31, 2018 were as follows:

	March 31,	December 31,
	2019	2018
	U.S. $ in thousands
Deferred revenue*	71,304	72,387

*	Includes $17.3 million and $18.4 million under long term deferred revenue in the Company's consolidated balance sheets as of March 31, 2019 and December 31, 2018, respectively.